Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	Other
Document Period End Date	dei_DocumentPeriodEndDate	Oct 19, 2011
Registrant Name	dei_EntityRegistrantName	PowerShares Exchange-Traded Fund Trust II
Central Index Key	dei_EntityCentralIndexKey	0001378872
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Oct 19, 2011
Document Effective Date	dei_DocumentEffectiveDate	Oct 19, 2011
Prospectus Date	rr_ProspectusDate	Feb 28, 2011

PowerShares VRDO Tax-Free Weekly Portfolio (Prospectus Summary): | PowerShares VRDO Tax-Free Weekly Portfolio
PowerShares VRDO Tax-Free Weekly Portfolio

POWERSHARES EXCHANGE-TRADED FUND TRUST II

SUPPLEMENT DATED OCTOBER 19, 2011 TO THE PROSPECTUS DATED FEBRUARY 28, 2011 OF:

PowerShares 1-30 Laddered Treasury Portfolio
PowerShares Build America Bond Portfolio
PowerShares Emerging Markets Sovereign Debt Portfolio
PowerShares Fundamental High Yield ® Corporate Bond Portfolio
PowerShares Insured California Municipal Bond Portfolio
PowerShares Insured National Municipal Bond Portfolio
PowerShares Insured New York Municipal Bond Portfolio
PowerShares International Corporate Bond Portfolio
PowerShares Preferred Portfolio
PowerShares VRDO Tax-Free Weekly Portfolio

Please Retain This Supplement For Future Reference.

Effective immediately, on page 49 of the Prospectus, the following sentence is added as a second paragraph under the section "Non-Correlation Risk":
In addition to the above, the Fund's correlation to its Underlying Index may be adversely affected by a low yield environment.

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Prospectus Date	rr_ProspectusDate	Feb 28, 2011
PowerShares VRDO Tax-Free Weekly Portfolio (Prospectus Summary): | PowerShares VRDO Tax-Free Weekly Portfolio
Risk/Return:	rr_RiskReturnAbstract
Risk/Return, Heading	rr_RiskReturnHeading	PowerShares VRDO Tax-Free Weekly Portfolio
Supplement Text	ck0001378872_SupplementTextBlock

POWERSHARES EXCHANGE-TRADED FUND TRUST II

SUPPLEMENT DATED OCTOBER 19, 2011 TO THE PROSPECTUS DATED FEBRUARY 28, 2011 OF:

PowerShares 1-30 Laddered Treasury Portfolio
PowerShares Build America Bond Portfolio
PowerShares Emerging Markets Sovereign Debt Portfolio
PowerShares Fundamental High Yield ® Corporate Bond Portfolio
PowerShares Insured California Municipal Bond Portfolio
PowerShares Insured National Municipal Bond Portfolio
PowerShares Insured New York Municipal Bond Portfolio
PowerShares International Corporate Bond Portfolio
PowerShares Preferred Portfolio
PowerShares VRDO Tax-Free Weekly Portfolio

Please Retain This Supplement For Future Reference.

Risk, Heading	rr_RiskHeading	Effective immediately, on page 49 of the Prospectus, the following sentence is added as a second paragraph under the section "Non-Correlation Risk":
Risk, Narrative	rr_RiskNarrativeTextBlock	In addition to the above, the Fund's correlation to its Underlying Index may be adversely affected by a low yield environment.